Divestitures Divestitures (Tables)	12 Months Ended
Sep. 30, 2017
Divestitures [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]
The following table summarizes the components of “Income (loss) from discontinued operations, net of tax” in the accompanying Consolidated Statements of Operations for Fiscal 2017, 2016 and 2015:

	Fiscal
	2017	2016	2015
Income (loss) from discontinued operations, net of tax attributable to Insurance Operations	$170.3	$(218.9)	$75.9
Income from discontinued operations, net of tax attributable to GBA business	172.1	76.6	98.6
Income (loss) from discontinued operations, net of tax attributable to Compass Production Partners, LP (“Compass”)	—	40.8	(368.6)
Income (loss) from discontinued operations, net of tax	$342.4	$(101.5)	$(194.1)

Insurance Operations
As previously discussed in Note 1, Basis of Presentation and Nature of Operations, the Insurance Operations were classified as held for sale in the accompanying Consolidated Balance Sheets and as discontinued operations in the accompanying Consolidated Statements of Operations.
The following table summarizes the major categories of assets and liabilities of the Insurance Operations classified as held for sale in the accompanying Consolidated Balance Sheets at September 30, 2017 and 2016:

	September 30, 2017	September 30, 2016
Assets
Investments, including loans and receivables from affiliates	$23,211.1	$21,160.6
Funds withheld receivables	742.7	671.6
Cash and cash equivalents	914.5	896.0
Accrued investment income	231.3	213.7
Reinsurance recoverable	2,358.8	2,344.4
Deferred acquisition costs and value of business acquired, net	1,163.6	1,065.5
Other assets	125.4	295.3
Write-down of assets of businesses held for sale to fair value less cost to sell	(421.2)	(362.8)
Total assets of businesses held for sale	$28,326.2	$26,284.3
Liabilities
Insurance reserves	$24,989.6	$23,404.6
Debt	405.0	398.8
Accounts payable and other current liabilities	56.2	63.1
Deferred tax liabilities	68.0	9.9
Other liabilities	831.9	677.4
Total liabilities of businesses held for sale	$26,350.7	$24,553.8

In accordance with ASC 360, Property, Plant and Equipment, long-lived assets classified as held for sale are measured at the lower of their carrying value or fair value less cost to sell at the balance sheet date. At September 30, 2017, the carrying value of the Company’s interest in FGL was $402.2 higher than FGL’s estimated fair value less cost to sell of $1,471.3. As a result, during Fiscal 2017, the Company recorded a $39.4 write-down of assets of business held for sale, which was in addition to the $362.8 write-down previously recorded at September 30, 2016. At September 30, 2017, the carrying value of the Company’s interest in Front Street was $19.0 higher than Front Street’s estimated fair value less cost to sell of $65.0. As a result, during Fiscal 2017, the Company recorded a $19.0 write-down of assets of Front Street’s business held for sale.
The following table summarizes the components of “Net income (loss) from discontinued operations” in the accompanying Consolidated Statements of Operations for Fiscal 2017, 2016 and 2015:

	Fiscal
	2017	2016	2015
Revenues:
Insurance premiums	$43.9	$72.5	$59.9
Net investment income	1,050.7	985.9	923.0
Net investment gains (losses)	377.4	131.6	(128.8)
Insurance and investment product fees and other	169.5	130.5	93.1
Total revenues	1,641.5	1,320.5	947.2
Operating costs and expenses:
Benefits and other changes in policy reserves	925.9	893.9	649.0
Selling, acquisition, operating and general expenses	148.2	127.9	124.9
Amortization of intangibles	197.5	78.6	41.8
Total operating costs and expenses	1,271.6	1,100.4	815.7
Operating income	369.9	220.1	131.5
Interest expense	(24.4)	(22.0)	(23.6)
Write-down of assets of businesses held for sale to fair value less cost to sell	(58.4)	(362.8)	—
Net income (loss) before income taxes	287.1	(164.7)	107.9
Income tax expense (a)	116.8	54.2	32.0
Net income (loss)	170.3	(218.9)	75.9
Less: net income attributable to noncontrolling interest	43.7	19.0	23.1
Net income (loss) - attributable to controlling interest	$126.6	$(237.9)	$52.8
(a) Included in the income tax expense for Fiscal 2016 was a $15.2 of income tax expense primarily related to the establishment of a deferred tax liability of $367.9 at September 30, 2016, which was a result of classifying the Company’s ownership interest in FGL as held for sale following the Anbang/FGL Merger Agreement, partially offset by the recognition of a $94.7 deferred tax asset related to realized capital losses primarily from the Compass Sale and $258.0 reduction of valuation allowances on HRG’s net operating and capital loss carryforwards expected to offset the FGL taxable gain at September 30, 2016. The remaining liability is expected to be offset by losses recognized in continuing operations except for $15.2 of estimated alternative minimum taxes. Based on the Company’s current intent to exercise the 338 Tax Election related to the FGL Merger, the Company reversed the previously recorded deferred tax liability and deferred tax asset valuation allowance reduction, which resulted in the recognition of a $15.2 income tax benefit in Fiscal 2017.
Consumer Products Segment - GBA business
As previously discussed in Note 1, Description of Business and Basis of Presentation, Spectrum Brands’ GBA business was classified as held for sale in the accompanying Consolidated Balance Sheets and as discontinued operations in the accompanying Consolidated Statements of Operations and Consolidated Statements of Cash Flows. The following table summarizes the assets and liabilities of Spectrum Brands’ GBA business classified as held for sale as of September 30, 2017 and September 30, 2016:

	September 30, 2017	September 30, 2016
Assets
Trade receivables, net	$260.1	$237.0
Other receivables, net	24.0	32.7
Inventories, net	279.2	290.7
Prepaid expenses and other current assets	39.7	40.6
Property, plant and equipment, net	196.8	176.0
Deferred charges and other assets	19.3	15.0
Goodwill	348.9	345.2
Intangibles, net	811.9	837.6
Total assets of businesses held for sale	$1,979.9	$1,974.8
Liabilities
Current portion of long-term debt	$17.3	$18.7
Accounts payable	355.9	265.3
Accrued wages and salaries	37.6	43.3
Other current liabilities	89.8	84.8
Long-term debt, net of current portion	51.7	41.5
Deferred income taxes	38.2	33.9
Other long-term liabilities	66.2	80.1
Total liabilities of businesses held for sale	$656.7	$567.6
The following table summarizes the components of “Net income from discontinued operations” in the accompanying Consolidated Statements of Operations for Fiscal 2017, 2016 and 2015:

	Fiscal
	2017	2016	2015
Revenues:
Net sales	$1,997.9	$2,010.3	$2,092.2
Operating costs and expenses:
Cost of goods sold	1,299.2	1,328.0	1,400.2
Selling, acquisition, operating and general expenses	465.5	443.8	464.1
Total operating costs and expenses	1,764.7	1,771.8	1,864.3
Operating income	233.2	238.5	227.9
Interest expense	50.2	68.0	86.2
Other expense, net	0.8	3.9	4.9
Income from discontinued operations before income taxes	182.2	166.6	136.8
Income tax expense	10.1	90.0	38.2
Net income from discontinued operations	172.1	76.6	98.6
Net income from discontinued operation attributable to noncontrolling interest	71.6	32.4	41.4
Net income from discontinued operations attributable to controlling interest	$100.5	$44.2	$57.2
Interest expense consists of interest from debt directly held by subsidiaries of the business held for sale, including interest from capital leases, and interest on term loans required to be paid down using proceeds received on disposal on sale of a business within 365 days with the exception for funds used for capital expenditures and acquisitions. There has been no impairment loss recognized as the fair value or expected proceeds from the disposal of the businesses is anticipated to be in excess of the asset carrying values.
Energizer Holdings, Inc.
On January 15, 2018, Spectrum Brands entered into a definitive acquisition agreement (the “GBL Sale Agreement”) with Energizer Holdings, Inc. (“Energizer”) pursuant to which Energizer has agreed to acquire from Spectrum Brands its GBL business for an aggregate purchase price of $2,000.0 in cash, subject to customary purchase price adjustments.
The GBL Sale Agreement provides that Energizer will purchase the equity of certain subsidiaries of Spectrum Brands, and acquire certain assets and assume certain liabilities of other subsidiaries used or held for the purpose of the GBL business.
In the GBL Sale Agreement, Spectrum Brands and Energizer have made customary representations and warranties and have agreed to customary covenants relating to the acquisition. Among other things, prior to the consummation of the acquisition, Spectrum Brands will be subject to certain business conduct restrictions with respect to its operation of the GBL business.
Spectrum Brands and Energizer have agreed to indemnify each other for losses arising from certain breaches of the GBL Sale Agreement and for certain other matters. In particular, Spectrum Brands has agreed to indemnify Energizer for certain liabilities relating to the assets retained by Spectrum Brands, and Energizer has agreed to indemnify Spectrum Brands for certain liabilities assumed by Energizer, in each case as described in the GBL Sale Agreement.
Spectrum Brands and Energizer have agreed to enter into related agreements ancillary to the acquisition that will become effective upon the consummation of the acquisition, including a customary transition services agreement and reverse transition services agreement.
The consummation of the acquisition is subject to certain customary conditions, including, among other things, (i) the absence of a material adverse effect on GBL, (ii) the expiration or termination of required waiting periods under the Hart-Scott-Rodino Antitrust Improvements Act of 1976, (iii) the receipt of certain other antitrust approvals in certain specified foreign jurisdictions (the conditions contained in (ii) and (iii) together, the “Antitrust Conditions”), (iv) the accuracy of the representations and warranties of the parties (generally subject to a customary material adverse effect standard (as described in the GBL Sale Agreement) or other customary materiality qualifications), (v) the absence of governmental restrictions on the consummation of the acquisition in certain jurisdictions, and (vi) material compliance by the parties with their respective covenants and agreements under the GBL Sale Agreement. The consummation of the transaction is not subject to any financing condition. The transaction is expected to be consummated prior to December 31, 2018.
The GBL Sale Agreement also contains certain termination rights, including the right of either party to terminate the GBL Sale Agreement if the consummation of the acquisition has not occurred on or before July 15, 2019 (the “Termination Date”). Further, if the acquisition has not been consummated by the Termination Date and all conditions precedent to Energizer’s obligation to consummate the acquisition have otherwise been satisfied except for one or more of the Antitrust Conditions, then Energizer would be required to pay Spectrum Brands a termination fee of $100.0.
The GBL business is part of Spectrum Brands’ GBA business, which also includes shared operations and assets of the remaining components of Spectrum Brands’ HPC business. Spectrum Brands is actively marketing its HPC business with interested parties for a separate transaction(s) expected to be entered into and consummated prior to December 31, 2018.
Compass
On July 1, 2016, HGI Energy entered into an agreement to sell its equity interests in Compass to a third party (such agreement, the “Compass Sale Agreement”). During Fiscal 2016, the transactions contemplated by the Compass Sale Agreement were consummated. This sale represented the disposal of all of the Company’s oil and gas properties, which were accounted for using the full-cost method prior to their disposal. The Company has determined that the completion of HGI Energy’s sale of its equity interests in Compass to a third party represented a strategic shift for the Company and, accordingly, has presented the results of operations for Compass as discontinued operations in the accompanying Consolidated Statements of Operations.
The following table summarizes the components of “Net income (loss) from discontinued operations” attributable to Compass in the accompanying Consolidated Statements of Operations for Fiscal 2016 and 2015.

	Fiscal
	2016	2015
Revenues:
Oil and natural gas revenues	$40.2	$107.4

Operating costs and expenses:
Oil and natural gas direct operating costs	38.2	85.9
Selling, acquisition, operating and general expenses	22.8	62.0
Impairments and bad debt expense	93.2	485.1
Total operating costs and expenses	154.2	633.0
Operating loss	(114.0)	(525.6)
Interest expense	(5.9)	(9.9)
Gain upon gaining control of equity method investment	—	141.2
Gain on sale of oil and gas properties	105.6	—
Other income, net	1.5	25.7
Gain on disposal	53.6	—
Net income (loss)	40.8	(368.6)
Less: net income (loss) attributable to noncontrolling interest	0.1	(1.1)
Net income (loss) attributable to common and participating preferred stockholders	$40.7	$(367.5)